DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2019
Disclosure Of Derivative Liabilities [Abstract]
DERIVATIVE LIABILITIES [Text Block]
7.	DERIVATIVE LIABILITIES

The Company has certain warrants that are either exercisable in a different currency from the Company’s functional currency, or the number of shares to be issued upon exercise are subject to change. They are classified as derivative liabilities and carried at fair value and revalued at each reporting date.

The conversion of the remaining convertible notes into units could result in a variable number of shares to be issued; the Company also has certain warrants exercisable in a different currency from the Company’s functional currency. The conversion feature and the warrants are classified as derivative liabilities carried at fair value and revalued at each reporting date.

As of December 31, 2019, the derivative liabilities were revalued using the Black Scholes model at weighted average assumptions: volatility 105%, expected term 2.75 years, discount rate 1.69% and a dividend yield of 0%:

Derivative
(In thousands of U.S. Dollars)	liabilities
Balance, December 31, 2017	$587
Derivative related to convertible notes	343
Change in fair value estimates	(358)
Balance, December 31, 2018	572
Change in fair value estimates	(105)
Fair value of warrants issued on conversion	(291)
Balance, December 31, 2019	$176